SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue From Operation	$ 10,029,579	$ 11,094,170
Cost Of Revenue	7,802,175	7,193,493
Net Loss	(4,095,507)	(8,119,268)
Total Assets	10,677,425	12,836,688
Depreciation And Amortization	(1,410,303)	(1,785,643)
Impairment/gain On Debt Extinguishment	(7,476,997)	(2,702,996)
Derivative (gain) Expense	(3,536,901)	1,140,323
Interest Expense	2,637,132	1,531,733
TPT SpeedConnect
Revenue From Operation	7,579,003	9,958,770
Cost Of Revenue	5,676,202	6,367,474
Net Loss	(1,446,635)	983,673
Total Assets	6,568,405	7,010,444
Depreciation And Amortization	(621,774)	(531,254)
Impairment/gain On Debt Extinguishment	(391,567)	0
Derivative (gain) Expense	0	0
Interest Expense	1,058,986	242,693
TPT MedTech and QuickLABS
Revenue From Operation	504,595	30,484
Cost Of Revenue	792,061	68,884
Net Loss	(1,318,921)	(747,485)
Total Assets	198,037	11,850
Depreciation And Amortization	(40,170)	(3,583)
Impairment/gain On Debt Extinguishment	0	0
Derivative (gain) Expense	0	0
Interest Expense	0	800
Blue Collar
Revenue From Operation	1,545,721	1,051,120
Cost Of Revenue	1,005,431	437,936
Net Loss	(491,513)	(166,110)
Total Assets	1,380,636	370,554
Depreciation And Amortization	(111,336)	(111,336)
Impairment/gain On Debt Extinguishment	(747,137)	(853,366)
Derivative (gain) Expense	0	0
Interest Expense	38,798	36,507
Corporate and other
Revenue From Operation	400,261	53,796
Cost Of Revenue	328,481	319,199
Net Loss	(1,821,464)	(8,189,346)
Total Assets	2,530,347	5,443,840
Depreciation And Amortization	(637,023)	(1,139,470)
Impairment/gain On Debt Extinguishment	(6,338,293)	(1,849,630)
Derivative (gain) Expense	(3,536,901)	1,140,323
Interest Expense	$ 1,539,348	$ 1,251,733